Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Principal Accounting Policies
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	20,976	—	20,976	—
Long-term investments	564	—	564	—
	21,540	—	21,540	—

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Short-term investments	102,134	4,624	97,510	—
Derivative instruments	74	—	74	—
Long-term investments	26,078	—	495	25,583
	128,286	4,624	98,079	25,583

Schedule of roll forward of major Level 3 investments

US$

Fair value of Level 3 investments as of December 31, 2020	—
New addition	25,226
The change in fair value of the investments	357
Fair value of Level 3 investments as of December 31, 2021	25,583

Schedule of significant unobservable inputs adopted in the valuation

Unobservable Inputs

Expected volatility	37%-69%
Probability	Liquidation scenario:40%
Redemption scenario:40%
IPO scenario:20%

Schedule of property, plant and equipment estimated useful life

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 years
Office equipment	3 years
Software	3 years

Disaggregated major revenue

	Year Ended December 31,
	2019	2020	2021
IoT PaaS	76,365	151,677	261,360
Smart device distribution	27,474	22,071	22,153
SaaS and others	1,950	6,126	18,563
Total revenue	105,789	179,874	302,076